Stockholders’ Equity	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Blue Water Acquisition Corp [Member]
Stockholders’ Equity [Line Items]
Stockholders’ Equity

Note 7—Stockholders’ Equity

Class A Common Stock — The Company is authorized to issue 50,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 5,807,500 shares of Class A common stock issued or outstanding, including 4,254,020 and 3,464,860 shares of Class A Common Stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 2,000,000 shares of Class B Common Stock with a par value of $0.0001 per share. On June 30, 2020, the Company issued 1,437,500 shares of Class B Common Stock to the Sponsor. Of these, up to 187,500 shares of Class B Common Stock were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding Common Stock after the Initial Public Offering (excluding the Representative Shares). The underwriter exercised its over-allotment option in full on December 17, 2020; thus, the 187,500 Founder Shares were no longer subject to forfeiture. As of June 30, 2021 and December 31, 2020, there were 1,437,500 shares of Class B Common Stock issued or outstanding.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of record of the Class A Common Stock and holders of record of the Class B Common Stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of Common Stock entitling the holder to one vote except as required by law.

The Class B Common Stock will automatically convert into Class A Common Stock at the closing of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A Common Stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A Common Stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the total number of shares of Class A Common Stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding the Representative Shares and any shares of Class A Common Stock or equity-linked securities exercisable for or convertible into shares of Class A Common Stock issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one for one basis.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 7 — Stockholders’ Equity

Class A Common Stock — The Company is authorized to issue 50,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 5,807,500 shares of Class A common stock issued or outstanding, including 3,464,860 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 2,000,000 shares of Class B common stock with a par value of $0.0001 per share. On June 30, 2020, the Company issued 1,437,500 shares of Class B common stock to the Sponsor. Of these, up to 187,500 shares of Class B common stock were subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the Representative Shares). The underwriter exercised its over-allotment option in full on December 17, 2020; thus, the 187,500 Founder Shares were no longer subject to forfeiture.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of record of the Class A common stock and holders of record of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of common stock entitling the holder to one vote except as required by law.

The Class B common stock will automatically convert into Class A common stock at the closing of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding the Representative Shares and any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one for one basis.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.